Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 742	$ 1,003	$ 1,352
Accounts receivable, net of allowance for doubtful accounts of $59, $40 and $85, respectively	5,058	5,912	3,998
Unbilled receivables	316	77	242
Work-in-process and inventories	770	851	585
Prepaid expenses and other current assets	1,315	1,030	168
Total current assets	8,201	8,873	6,345
Property and equipment, net	1,189	1,136	912
Intangibles, net	643	875	2,035
Goodwill	14,989	14,989	14,989
Other assets	149	172	138
TOTAL ASSETS	25,171	26,045	24,419
CURRENT LIABILITIES
Short-term related party loans payable, net of $ 212, $0 and $454 discount, respectively	788		7,627
Accounts payable	1,528	2,017	3,218
Accrued expenses	2,916	2,689	2,277
Deferred revenues	6,607	6,721	753
Customer deposits	1,276	1,247	606
Lease termination liability	474
Total current liabilities	13,589	12,674	14,481
Long-term related party loans payable, net of $1,625, $1,916 and $0 discount, respectively	5,778	5,465
Warrant liability	661	858	705
Deferred tax liabilities	589	549	610
Other long-term liabilities	184	220	218
TOTAL LIABILITIES	20,801	19,766	16,014
COMMITMENTS AND CONTINGENCIES
Convertible preferred stock, net of discount (liquidation preference of $5,692 and $7,690, respectively)	1,927	1,927	3,925
SHAREHOLDERS' EQUITY
Common stock, $.01 per value, 200,000 shares authorized; 82,582 and 66,649 shares issued and outstanding, respectively	826	826	666
Additional paid-in capital	30,086	29,757	23,095
Accumulated deficit	(28,469)	(26,231)	(19,281)
Total shareholders' equity	2,443	4,352	4,480
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 25,171	$ 26,045	$ 24,419